Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Summary of Supplemental Cash Flow Information

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Change in non-cash working capital:

Trade receivables and other	$(4,213)	$(553)

Trade and other payables	1,872	(2,169)

Net (decrease) increase in cash	$(2,341)	$(2,722)

Common shares received on conversion of convertible debentures	$13,965	$-